Employee Benefit Plans (Details) - Schedule of Fair Value of the Plan Assets Were Allocated Between the Various Types of Investments	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity securities
Emerging markets	4.70%	5.00%
Equity Securities [Member] | Canada [Member] | Canadian Pension Plans [Member]
Equity securities
Fair value plan assets	22.00%	22.50%
Equity Securities [Member] | Canada [Member] | US Pension Plans [Member]
Equity securities
Fair value plan assets	1.00%
Equity Securities [Member] | United States [Member] | Canadian Pension Plans [Member]
Equity securities
Fair value plan assets	13.80%	13.70%
Equity Securities [Member] | United States [Member] | US Pension Plans [Member]
Equity securities
Fair value plan assets	25.90%	24.20%
Equity Securities [Member] | International (other than United States) [Member] | US Pension Plans [Member]
Equity securities
Fair value plan assets	13.60%	15.50%
Equity Securities [Member] | International [Member] | US Pension Plans [Member]
Equity securities
Fair value plan assets	18.70%	20.60%
Fixed income instruments [Member] | Canada [Member] | Canadian Pension Plans [Member]
Equity securities
Fair value plan assets	43.80%	40.60%
Fixed income instruments [Member] | Canada [Member] | US Pension Plans [Member]
Equity securities
Fair value plan assets	0.10%	0.50%
Fixed income instruments [Member] | International [Member] | US Pension Plans [Member]
Equity securities
Fair value plan assets	5.20%	7.10%
Cash and Cash Equivalents [Member] | Canada [Member] | Canadian Pension Plans [Member]
Equity securities
Fair value plan assets	2.10%	2.70%
Cash and Cash Equivalents [Member] | United States [Member] | US Pension Plans [Member]
Equity securities
Fair value plan assets	27.40%	32.20%
Other Investments [Member] | Canada [Member] | US Pension Plans [Member]
Equity securities
Fair value plan assets	0.40%
Other Investments [Member] | United States [Member] | US Pension Plans [Member]
Equity securities
Fair value plan assets	14.20%	10.50%
Other Investments [Member] | International [Member] | US Pension Plans [Member]
Equity securities
Fair value plan assets	7.10%	4.90%